ADDITIONAL INFORMATION-SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-SCHEDULE 1

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011
ASSETS
Current assets:
Cash and cash equivalents	$73	$102
Amounts due from subsidiaries	107,030	106,927
Prepaid expenses and other current assets	17	—

Total current assets	107,120	107,029

Intangible assets	6	—
Investment in subsidiaries	157,749	199,707

TOTAL ASSETS	$264,875	$306,736

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,490	$1,553

Total current liabilities	$1,490	$1,553

Equity:
Ordinary shares of par value $0.00002:
50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2010 and 2011, respectively	16	16
Additional paid-in capital	139,495	141,667
Accumulated other comprehensive income	31,098	43,597
Retained earnings	92,776	119,903

Total equity	263,385	305,183

TOTAL LIABILITIES AND EQUITY	$264,875	$306,736

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2009	2010	2011
Net revenues	$—	$—	$—

Operating expenses:
General and administrative	(84)	(177)	(1,420)
Selling and marketing	—	—	(344)
Research and development	—	—	(615)

Total operating expenses	(84)	(177)	(2,379)

Loss from operations	(84)	(177)	(2,379)
Interest income	1	—	—
Equity in earnings of subsidiaries	4,581	28,247	29,567
Change in fair value of the Put Option	(84)	(123)	(150)
Change in fair value of contingent acquisition consideration	—	(107)	89

Income before income taxes	4,414	27,840	27,127
Income taxes	—	—	—

Net income	$4,414	$27,840	$27,127

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

					Accumulated other comprehensive income		Total share holders’ equity
			Additional paid-in capital					Com- prehensive income
	Ordinary shares			Treasury stock		Retained earnings
	Number	Amount
Balance at January 1, 2009	650,034,590	$13	$105,846	$—	$24,095	$60,522	$190,476
Repurchase of ordinary shares	—	—	—	(199)	—	—	(199)
Foreign currency translation adjustments	—	—	—	—	77	—	77	$77
Vesting of nonvested shares	121,455	—	—	—	—	—	—
Share-based compensation	—	—	20	—	—	—	20
Capital contribution by a noncontrolling shareholder	—	—	7,791	—	(309)	—	7,482
Net income	—	—	—	—	—	4,414	4,414	4,414

Balance at December 31, 2009	650,156,045	13	113,657	(199)	23,863	64,936	202,270	$4,491

Issue of ordinary shares for acquisition of Citylead	65,934,066	1	12,834	—	—	—	12,835
Cancellation of treasury stock	(918,000)	—	(199)	199	—	—	—
Conversion of the Convertible Notes	78,814,628	2	13,202	—	—	—	13,204
Foreign currency translation adjustments	—	—	—	—	7,235	—	7,235	$7,235
Vesting of nonvested shares	16,454	—	—	—	—	—	—
Share-based compensation	—	—	1	—	—	—	1
Net income	—	—	—	—	—	27,840	27,840	27,840

Balance at December 31, 2010	794,003,193	16	139,495	—	31,098	92,776	263,385	$35,075

Foreign currency translation adjustments	—	—	—	—	12,499	—	12,499	$12,499
Share-based compensation	—	—	2,172	—	—	—	2,172
Net income	—	—	—	—	—	27,127	27,127	27,127

Balance at December 31, 2011	794,003,193	$16	$141,667	$—	$43,597	$119,903	$305,183	$39,626

ADDITIONAL INFORMATION—SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2009	2010	2011
Operating activities:
Net income	$4,414	$27,840	$27,127
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	20	1	2,172
Change in fair value of the Put Option	84	123	150
Gain on investment in subsidiaries, VIEs and VIE’s subsidiary	(4,598)	(21,997)	(29,459)
Change in operating assets and liabilities:
Amounts due from subsidiaries	(4,780)	(6,190)	103
Prepaid expenses and other current assets	71	48	39
Accrued expenses and other current liabilities	4	99	(103)

Net cash used in operating activities	(4,785)	(76)	29

Investing activity:
Cash consideration paid for business acquisition of Citylead	—	(500)	—

Net cash used in investing activity	—	(500)	—

Financing activity:
Repurchase of ordinary shares from market	(199)	—	—

Net cash used in financing activity	(199)	—	—

Net increase (decrease) in cash and cash equivalents	(4,984)	(576)	29
Cash and cash equivalents at the beginning of the year	5,633	649	73

Cash and cash equivalents at the end of the year	$649	$73	$102

ADDITIONAL INFORMATION—SCHEDULE 1

Note:

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entities.

2.	INVESTMENTS IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company and its subsidiaries and its variable interest entities are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entities are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entities is reported as earnings from subsidiaries and variable interest entities in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.